Quarterly Financial Information (unaudited) (Details) - USD ($)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Data [Abstract]
Revenues	$ 0			$ 6,585	$ 10,938	$ 47,898	$ 19,097	$ 0	$ 0	$ 53,278	$ 0	$ 140,371	$ 77,933	$ 84,518	$ 53,278	$ 0
Operating loss	(2,999,592)			(2,417,714)	(2,720,027)	(2,784,583)	(2,443,472)	(2,655,756)	(2,439,230)	(2,087,074)	(2,049,098)	(9,775,005)	(7,948,082)	(10,365,796)	(9,232,099)	(8,065,054)
Net loss	$ 3,018,222	$ 4,026,731	$ 2,763,932	2,424,095	2,727,028	2,781,149	2,449,787	$ 2,663,249	$ 2,446,219	$ 2,093,436	$ 2,055,743	$ 9,808,885	$ 7,957,964	$ 10,382,059	$ 9,258,647	$ 8,470,661
Dividends				$ (1,822,873)	$ 0	$ 0	$ 0
Basic and diluted net loss per share (in dollars per share)	$ (0.14)			$ (0.30)	$ (0.21)	$ (0.22)	$ (0.21)	$ (0.30)	$ (0.28)	$ (0.24)	$ (0.24)	$ (0.50)	$ (0.64)	$ (0.94)	$ (1.06)	$ (1.60)